Subsequent Events (Details) - Subsequent Events [Member]	Aug. 12, 2024 USD ($)
Subsequent Events [Line Items]
Gross proceeds	$ 74,999
April 2023 Warrants [Member]
Subsequent Events [Line Items]
Warrants exercised	69,592